CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Series A Shares USD ($)	Dec. 31, 2014 Series A Shares CNY	Dec. 31, 2013 Series A Shares CNY	Dec. 31, 2012 Series A Shares CNY	Dec. 31, 2014 Series B Shares USD ($)	Dec. 31, 2014 Series B Shares CNY	Dec. 31, 2013 Series B Shares CNY	Dec. 31, 2012 Series B Shares CNY	Dec. 31, 2014 Series C Shares USD ($)	Dec. 31, 2014 Series C Shares CNY	Dec. 31, 2013 Series C Shares CNY	Dec. 31, 2012 Series C Shares CNY	Dec. 31, 2014 Series D Shares USD ($)	Dec. 31, 2014 Series D Shares CNY	Dec. 31, 2013 Series D Shares CNY	Dec. 31, 2012 Series D Shares CNY	Dec. 31, 2014 Series E Shares USD ($)	Dec. 31, 2014 Series E Shares CNY	Dec. 31, 2013 Series E Shares CNY	Dec. 31, 2014 Class A Shares USD ($)	Dec. 31, 2014 Class A Shares CNY	Dec. 31, 2013 Class A Shares CNY	Dec. 31, 2014 Parent Company USD ($)	Dec. 31, 2014 Parent Company CNY	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2014 Parent Company Series A Shares USD ($)	Dec. 31, 2014 Parent Company Series A Shares CNY	Dec. 31, 2013 Parent Company Series A Shares CNY	Dec. 31, 2012 Parent Company Series A Shares CNY	Dec. 31, 2014 Parent Company Series B Shares USD ($)	Dec. 31, 2014 Parent Company Series B Shares CNY	Dec. 31, 2013 Parent Company Series B Shares CNY	Dec. 31, 2012 Parent Company Series B Shares CNY	Dec. 31, 2014 Parent Company Series C Shares USD ($)	Dec. 31, 2014 Parent Company Series C Shares CNY	Dec. 31, 2013 Parent Company Series C Shares CNY	Dec. 31, 2012 Parent Company Series C Shares CNY	Dec. 31, 2014 Parent Company Series D Shares USD ($)	Dec. 31, 2014 Parent Company Series D Shares CNY	Dec. 31, 2013 Parent Company Series D Shares CNY	Dec. 31, 2012 Parent Company Series D Shares CNY	Dec. 31, 2014 Parent Company Series E Shares USD ($)	Dec. 31, 2014 Parent Company Series E Shares CNY	Dec. 31, 2013 Parent Company Series E Shares CNY	Dec. 31, 2014 Parent Company Class A Shares USD ($)	Dec. 31, 2014 Parent Company Class A Shares CNY	Dec. 31, 2013 Parent Company Class A Shares CNY
Operating expenses:
General and administrative expenses	$ (21,294,752)	(132,125,421)	(112,416,394)	(94,431,599)																							$ (2,043,829)	(12,681,141)	(6,254,660)	(10,104,952)
Loss from operations
Loss from operations	(2,877,358)	(17,852,857)	(99,357,762)	(103,961,673)																							(2,043,829)	(12,681,141)	(6,254,660)	(10,104,952)
Interest income	708,672	4,397,029	360,323	1,145,936																										549,566
Interest expense	(12,400,098)	(76,937,649)	(50,880,171)	(66,635,720)																									(24,698,528)	(54,992,680)
Share of loss of subsidiares and VIE																											(12,968,490)	(80,464,296)	(121,260,842)	(111,162,022)
Provision for income taxes	(308,103)	(1,911,657)	(1,228,145)	(5,212,399)
Accretion of Convertible Redeemable Preferred Shares		(250,774,772)	(191,134,918)	(155,053,264)	(11,217)	(69,598)	(4,008,032)	(9,066,909)	(556,361)	(3,451,997)	(35,069,326)	(38,553,700)	(12,164,574)	(75,476,317)	(74,328,662)	(63,108,024)	(8,296,925)	(51,479,102)	(65,070,473)	(44,324,631)	(15,745,747)	(97,696,064)	(7,094,798)	(3,642,732)	(22,601,694)	(5,563,627)					(11,217)	(69,598)	(4,008,032)	(9,066,909)	(556,361)	(3,451,997)	(35,069,326)	(38,553,700)	(12,164,574)	(75,476,317)	(74,328,662)	(63,108,024)	(8,296,925)	(51,479,102)	(65,070,473)	(44,324,631)	(15,745,747)	(97,696,064)	(7,094,798)	(3,642,732)	(22,601,694)	(5,563,627)
Deemed contribution from preferred shareholders at extinguishment of convertible bonds			16,750,848																										(16,750,848)
Deemed dividends to preferred shareholders at extinguishment of convertible bonds and promissory note			(44,163,640)																										(44,163,640)
Modification of warrants			(1,021,523)																										(1,021,523)
Net Loss attributable to common shareholders	(55,429,875)	(343,920,209)	(371,783,263)	(330,763,352)																							(55,429,875)	(343,920,209)	(371,783,263)	(330,763,352)
Net Loss																											(15,012,319)	(93,145,437)	(152,214,030)	(175,710,088)
Change in cumulative foreign currency translation adjustment, net of tax of nil	(876,352)	(5,437,415)	4,391,112	1,475,502																							(876,352)	(5,437,415)	4,391,112	1,475,502
Comprehensive Income (Loss)	$ (15,888,671)	(98,582,852)	(147,822,918)	(174,234,586)																							$ (15,888,671)	(98,582,852)	(147,822,918)	(174,234,586)